Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
Related party transactions	Note 37: Related party transactions
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its non-executive directors.
The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2024 £m	2023 £m	2022 £m
Salaries and other short-term benefits	14	16	12
Post-employment benefits	–	–	–
Share-based payments	20	22	16
Total compensation	34	38	28
There were no aggregate contributions in respect of key management personnel to defined contribution pension schemes (2023 and 2022:
none).

	Share plans
	2024 million	2023 million	2022 million
At 1 January	55	72	74
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	78	27	29
Exercised/lapsed (includes entitlements of former key management personnel)	(10)	(44)	(31)
At 31 December	123	55	72
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2024 £m	2023 £m	2022 £m
At 1 January	1	2	3
Advanced (includes loans to appointed key management personnel)	1	–	1
Repayments (includes loans to former key management personnel)	(1)	(1)	(2)
At 31 December	1	1	2
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between
2.03 per cent and 32.40 per cent in 2024 (2023: 1.09 per cent and 32.40 per cent; 2022: 1.01 per cent and 30.15 per cent).
No provisions have been recognised in respect of loans given to key management personnel (2023 and 2022: £nil).

Deposits	2024 £m	2023 £m	2022 £m
At 1 January	14	10	11
Placed (includes deposits of appointed key management personnel)	31	44	37
Withdrawn (includes deposits of former key management personnel)	(37)	(40)	(38)
At 31 December	8	14	10
Deposits placed by key management personnel attracted interest rates of up to 6.25 per cent (2023: 6.25 per cent; 2022: 5.0 per cent).
At 31 December 2024, the Group did not provide any guarantees in respect of key management personnel (2023 and 2022: none).
At 31 December 2024, transactions, arrangements and agreements entered into by the Group’s banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £29.0 thousand with five directors and one connected persons (2023: £23.4 thousand with five directors and no connected persons; 2022: £2.0 thousand with two directors and no connected persons).
Subsidiaries
Details of the Group’s subsidiaries and related undertakings are given on pages 318 to 331. In accordance with IFRS 10 Consolidated
Financial Statements, transactions and balances with subsidiaries have been eliminated on consolidation.
Pension funds
The Group provides banking and some investment management services to certain of its pension funds. At 31 December 2024, customer deposits of £113 million (2023: £133 million) related to the Group’s pension funds. As disclosed in note 12, the Group’s main pension funds have entered into a longevity insurance arrangement that was structured as a pass-through involving Scottish Widows.
Collective investment vehicles
The Group manages 88 (2023: 129) collective investment vehicles, such as Open-Ended Investment Companies (OEICs) and of these
50 (2023: 68) are consolidated. The Group invested £142 million (2023: £55 million) and redeemed £513 million (2023: £210 million) in the unconsolidated collective investment vehicles during the year and had investments, at fair value, of £1,461 million (2023: £1,448 million) at
31 December. The Group earned fees of £82 million from the unconsolidated collective investment vehicles during 2024 (2023: £72 million).
Note 37: Related party transactions continued
Joint ventures and associates
At 31 December 2024 there were loans and advances to customers of £45 million (2023: £47 million) outstanding and balances within customer deposits of £13 million (2023: £6 million) relating to joint ventures and associates.
During the year the Group paid fees of £4 million (2023: £4 million) to its Schroders Personal Wealth joint venture.
In addition to the above balances, the Group has a number of other associates held by its venture capital business that it accounts for at fair value through profit or loss. At 31 December 2024, these companies had total assets of £7,635 million (2023: £7,519 million), total liabilities of £6,436 million (2023: £5,927 million) and for the year ended 31 December 2024 had turnover of £3,630 million (2023:
£3,381 million) and made a net loss of £328 million (2023: net loss of £293 million). In addition, the Group has provided £1,651 million (2023:
£1,574 million) of financing to these companies on which it received £116 million (2023: £120 million) of interest income in the year.